ADVISER MANAGED TRUST

Tactical Offensive Equity Fund
Tactical Offensive Fixed Income Fund
Tactical Defensive Fund

Supplement Dated September 7, 2012
to the Prospectus Dated November 30, 2011

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes.

Change in the Disclosure Portfolio Holdings Information for the Tactical Offensive Equity, Tactical Offensive Fixed Income, and Tactical Defensive Funds

In the section entitled "Disclosure Portfolio Holdings Information," the first paragraph is hereby deleted in its entirety and replaced with the following:

Portfolio holdings information for a Fund can be obtained on the Internet at the following address: http://www.seic.com/AMT_holdings (the Portfolio Holdings Website). Five calendar days after each month end, a list of all portfolio holdings in each Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the fifth calendar day of the thirteenth month after the date to which the data relates, at which time it will be permanently removed from the site.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-806 (9/12)

ADVISER MANAGED TRUST

Tactical Offensive Equity Fund
Tactical Offensive Fixed Income Fund
Tactical Defensive Fund

Supplement Dated September 7, 2012
to the Statement of Additional Information ("SAI") Dated November 30, 2011

This Supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes.

Change in the Disclosure Portfolio Holdings Information

In the section entitled "Disclosure of Portfolio Holdings Information," the first paragraph is hereby deleted in its entirety and replaced with the following:

The Funds' portfolio holdings can be obtained on the Internet at the following address: http://www.seic.com/AMT_holdings (the "Portfolio Holdings Website"). The Board has approved a policy that provides that portfolio holdings may not be made available to any third party until after such information has been posted on the Portfolio Holdings Website, with limited exceptions noted below. This policy effectively addresses conflicts of interest and controls the use of portfolio holdings information by making such information available to all investors on an equal basis.

Five calendar days after each month end, a list of all portfolio holdings in each Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the fifth calendar day of the thirteenth month after the date to which the data relates, at which time it will be permanently removed from the site.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-807 (9/12)